Significant Events	12 Months Ended
Dec. 31, 2020
Significant Events Explanatory [Abstract]
SIGNIFICANT EVENTS

NOTE 02

SIGNIFICANT EVENTS

As of December 31, 2020, the following significant events have occurred and affected the Bank’s operation and Consolidated Financial Statements.

a) The Board

On March 23, 2020, at the extraordinary session of the Board of Directors, the members agreed to amend the date of the Ordinary Shareholders’ Meeting originally scheduled for April 21, 2020 and set a new date for April 30, 2020, with the object of proposing a new profit distribution and payment of dividends, changing the 60% originally proposed to 30% of retained earnings as of December 31, 2019 (equivalent to $0.87891310 Chileans pesos per share), and propose that 30% of the earnings for the year 2019 will be classified as retained earnings, and the remaining 40% will be used to increase the Bank’s reserves.

In accordance with Chilean laws, the Board of Directors of Banco Santander agreed, on the session held on October 21, 2020, to call an Extraordinary Shareholders’ Meeting for November 26, 2020 in order to discuss the proposed distribution of a dividend of $0.87891310 Chilean pesos per share, corresponding to 30% of the profits for the year 2019, which are classified as retained profits in the Bank’s equity, taking into account that, the ratio between the Bank’s regulatory capital and its risk-weighted assets reached 15.13%, and the ratio between basic capital and its risk-weighted assets was 10.70% as of September 30, 2020.

b) Shareholders’ meeting

At the extraordinary Shareholders’ Meeting of Banco Santander held on April 30, 2020, the members approved the Consolidated Financial Statements for 2019, and agreed to distribute 30% of the net profits for 2019 (“Net income attributable to shareholders of the Bank “), which amounted to $552,093 million, which correspond to a dividend of $0.87891310 Chilean pesos per share. Likewise, the members agreed to increase the Bank’s reserves by 40% and the remaining 30% will be classified as retained earnings from previous years.

Board election: the members approved the election of Messrs. Alfonso Gómez, Claudio Melandri, Rodrigo Vergara, Félix de Vicente, Orlando Poblete, Juan Pedro Santa María, Ana Dorrego, Rodrigo Echenique and Lucía Santa Cruz, as Directors, and Blanca Bustamante and Oscar von Chrismar, as Alternate Directors, elected for a period of three years until the next renewal of the entire Board of Directors.

Appointment of external auditors: the members approved PricewaterhouseCoopers Consultores Auditores SpA as external auditors for the 2020 financial year.

At the Extraordinary Shareholders’ Meeting of Banco Santander held on November 26, 2020, the members agreed to distribute a dividend of $0.87891310 Chilean pesos per share, corresponding to 30% of the retained earnings for 2019, which was paid on the following banking business day after the meeting date.

c) COVID-19

COVID-19 is a highly contagious infectious disease, which was first detected in Wuhan, China in December 2019. Subsequently, on March 11, 2020, the World Health Organization (WHO) declared it a pandemic. In Chile, on March 18, 2020, the President of the Republic decreed a state of national catastrophe to implement health and economic measures.

Because of the pandemic, the economic activity and employment has been affected and hence the government and government entities and regulatory entities have implemented support measures to mitigate serious impact of the pandemic.

On March 23, 2020, the FMC issued a package of measures aimed at granting greater flexibility to the financial system. In addition, the FMC asked for measures to facilitate the attention of customers and users and maintain adequate risk management policies and establish prudent dividend policy, given the situation.

On April 9, 2020, the Central Bank of Chile (BCCh) announced new measures to support the operation of financial markets.

On April 12, 2020 the government issued its first economic emergency plan, to protect families and employment, help our entrepreneurs, SMEs and businessmen through credit lines with government guarantees”.The largest measure was to provide additional funds to the Guarantee Fund for Small Companies (Fogape), a state fund that guarantees loans, leases and other credits provided to small businesses.

The vaccination plan against COVID-19 began on December 24, 2020, with the first arrival of 9,750 doses of the vaccine from the Pfizer BioNtech laboratory. As of December 31, 2020, Chile had received 154,050 doses of the Pfizer BioNtech vaccine, for the vaccination plan in all regions of the country, and will receive more than 6.5 million doses of the AstraZeneca / Oxford vaccine during the first quarter of 2021 and more than 10 million of Coronavac vaccines, to continue the vaccination plan in its next stages. At the time of publication of these financial statements, 2,320,696 people have been vaccinated in Chile, which represents 13% of the population. During the first quarter of 2021, it is expected to vaccinate around 5 million people and reach 80% of the population, that is, approximately 15 million people, by the end of the first half of 2021.

d) Laws and standards

On February 24, 2020, the law that modernizes the tax system was published in the Official Gazette. This new regulation implies modifications to the Income Tax Law, to the Value-Added Tax (VAT) and to the Tax Code, among other aspects.

On March 30, 2020, the FMC approved flexible deadlines for the Basel III implementation process. In coordination with Chilean Central Bank, decided to postpone for one more year the capital requirements implementation and keep the actual regulatory framework for banks’ capital requirements in effect until December 2021.

In March 2020, the Chilean Central Bank announced the creation of two credit lines. The first line of credit is a facility available conditionally on loan growth (the “FCIC”) to ensure that banks continue to finance households and businesses in Chile, with maturities of up to 4 years. The second line of credit, the LCL, is unsecured and may have maturities of up to 2 years. See more details in Note N°17, letter a).

On May 29, 2020, Law No. 21,234, which limits the legal responsibility of holders or users of payment cards and electronic transactions in the event of loss, theft, or fraud, was published. The law establishes that the issuer will always be responsible for the evidence related to operations that the user denies having authorized. Just the operations’ record will not necessarily be enough to demonstrate that these were authorized by the user, nor that the user acted with fault or carelessness attributable to them. The issuer must proceed to cancel the charges or restitute the funds within a period of 5 business days from the date of the claim if the amount is less than 35 UF or 7 additional days for higher amounts. Additionally, issuers are prohibited from offering insurance covering risks that must be assumed by the issuer in accordance with the new law. As a result of the new law’s application, the Bank has shown a decrease in its recurring income from commissions associated with insurance collection or selling and has proceeded to reduce the maintenance fees for its account plans.

On June 9, 2020, the Law that regulates the financial portability of clients was published in the Official Gazette, and became effective 90 days after its publication (September 8, 2020). This Law’s main purpose is to facilitate the clients’ transfer between financial providers. The Bank adjusted its processes and controls to comply with the new Law.

e) Subsidiaries

On March 20, 2020, Klare Corredora de Seguros S.A. was notified by the FMC about its registration in the Insurance Trade Registry as a General and Life Insurance Broker. Currently the company operates under a 100% digital Insurance Broker modality.

A Material Event published on July 6, 2020, Banco Santander Chile informed, prior authorization of the FMC through Resolution No. 3223 dated June 30 2020, that it had registered a new company named “Sociedad Operadora de Tarjeta de Pago Santander Getnet Chile S.A.”, whose purpose is to conduct operations of credit, debit and prepaid cards in accordance with the Chilean Central Bank and the FMC regulations. This is a banking support and subsidiary company of Banco Santander with a 99.99% share participation (Santander Asesorias Financieras Limitada has a 0.01% share participation).

A Material Event published on December 22, 2020, disclosed that “Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.” called for an Extraordinary Shareholders’ Meeting for January 7, 2021. The purpose was to discuss the monetary contribution and the analysis and appraisal of the assets that shareholders will contribute, account for the operations in scope of Title XVI of Law 18,046, and other social interest agreements and granting powers to comply with the resolutions reached in this meeting.

On December 30, 2020, Banco Santander-Chile, made a capital contribution to “Sociedad Operadora de Tarjeta de Pago Santander Getnet Chile S.A.”.

f) Bods issued at December 31, 2020

f.1	Senior bonds

As of December 31, 2020 the Bank has issued senior bonds for an amount of USD742,500,000. The debt issuance information is included in Note 18.

Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
Bonos USD	USD	5 years	2.70%	01-07-2020	750,000,000	01-07-2025
Total	USD				750,000,000

f.2	Subordinated bonds

As at December 31, 2020 the Bank has issued subordinated bonds for an amount of USD200,000,000 and UF5,000,000. The debt issuance information is included in Note 18.

Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
Bonos USD	USD	10 years	3.79%	01-21-2020	200,000,000	01-21-2030
Total	USD				200,000,000
USTDW20320	UF	15 years and 3 months	3.50%	03-01-2020	5,000,000	09-01-2035
Total	UF				5,000,000